Income Taxes - Components of Effective Tax Rate on Income (Parenthetical) (Detail) - Consumer Financial Protection Bureau $ in Millions	Nov. 20, 2013 USD ($)
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	$ 5.0
Enova
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	2.5
Enova | Unfavorable Regulatory Action
Reconciliation Of Effective Income Tax Rate [Line Items]
Regulatory penalty paid	$ 2.5